COMMITMENTS AND CONTINGENT LIABILITIES: (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain Contingencies [Line Items]
Operating Leases, Rent Expense, Contingent Rentals	$ 581	$ 571	$ 585
Contingent Liabilities	$ 73